Property, plant and equipment - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average interest rate for capitalised borrowing costs	4.00%	4.00%
Weighted average cost of capital post tax discount rate percentage	7.50%	7.50%
Weighted average cost of capital pre-tax discount rate percentage	9.00%	9.00%
Property, plant and equipment	£ 9,322	£ 9,227	£ 9,020
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Write-downs (reversals of write-downs) of property, plant and equipment	125	62
Research and Development
Disclosure of detailed information about property, plant and equipment [line items]
Write-downs (reversals of write-downs) of property, plant and equipment	22	15
Selling, general and administration
Disclosure of detailed information about property, plant and equipment [line items]
Write-downs (reversals of write-downs) of property, plant and equipment	46	11
Major restructuring programmes
Disclosure of detailed information about property, plant and equipment [line items]
Write-downs (reversals of write-downs) of property, plant and equipment	(3)	(10)
Net book value
Disclosure of detailed information about property, plant and equipment [line items]
Disposals and retirements, property, plant and equipment	0
Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Disposals and retirements, property, plant and equipment	(121)	(80)
Reversal of impairments	15	28
Assets in construction reclassified to intangible assets	(31)	(15)
Property, plant and equipment	(745)	(639)	(625)
Impairment | Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairments	13	15
Impairment | Selling, general and administration
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairments	2	13
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Disposals and retirements, property, plant and equipment	547	530
Assets in construction reclassified to intangible assets	(26)	(8)
Property, plant and equipment	20,214	19,710	£ 19,279
Cost | Lower-carbon propellant
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	152	97
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Assets in construction reclassified to intangible assets	£ 78	£ 65